Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - Navient 401(k) Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Name of Plan	Navient 401(k) Savings Plan
Employer Identification Number	46-4054283
Plan Number	001